Summary of Impact of Adopting New Revenue Standard on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Accounts receivable	$ 6,548	$ 6,695
Inventories	3,403	3,542
Investments	2,189	2,079
Fixed assets, net	8,095	8,176
Deferred tax assets	300	238
Other assets	988	1,026
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	6,094	6,283
Other accrued liabilities	1,734	1,739
Other long-term liabilities	400	326
Deferred tax liabilities	(401)	(322)
Retained earnings	8,376	8,074	$ 5
Accumulated other comprehensive loss	(1,175)	(600)
Non-controlling interests	$ 458	502
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
ASSETS
Accounts receivable		(183)
Inventories		163
Investments		(9)
Fixed assets, net		35
Deferred tax assets		2
Other assets		67
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable		(3)
Other accrued liabilities		77
Other long-term liabilities		22
Deferred tax liabilities		(1)
Retained earnings		(15)
Accumulated other comprehensive loss		(3)
Non-controlling interests		$ (2)